Long-Term Debt	12 Months Ended
Dec. 31, 2014
Long-Term Debt [Abstract]
Long-Term Debt

7.Long–Term Debt

Facility	2014	2013
(a) Credit facilities	732,130	808,218
(b) Term bank loans	686,206	572,080

Total	1,418,336	1,380,298
Less – current portion	(228,492)	(126,361)

Long-term portion	1,189,844	1,253,937

(a)Credit facilities

As at December 31, 2014, the Company had six reducing revolving credit facilities, all of which are reduced in semi-annual installments, and two facilities which have both a reducing revolving credit component and a term bank loan component, with balloon payments due at maturity between December 2015 and February 2019. At December 31, 2014 and 2013 there was no available unused amount. Interest is payable at rates based on LIBOR plus a spread. At December 31, 2014, the interest rates on these facilities ranged from 0.92% to 5.19% (1.48% to 5.69% at December 31, 2013).

(b)Term bank loans

Term loan balances outstanding at December 31, 2014 amounted to $686,206.

On June 17, 2014, the Company signed a new seven-year term bank loan for $42,000, which was drawn down the same day, providing partial financing of the suezmax tanker Eurovision, acquired on the same day. The loan is repayable in 14 semi-annual installments of $1,400 and a balloon payment of $22,400.

On June 30, 2014, the Company signed a new syndicated six-year term bank loan for up to $193,239 relating to the pre and post delivery partial financing of five aframax tankers under construction. On July 2, 2014, an amount of $25,610 was drawdown to finance the second yard installment for the construction of the five vessels. The loan is repayable in 12 consecutive semi-annual installments of $6,038 and a balloon payment of $120,783.

On July 7, 2014, the Company signed a new six-year term bank loan for $39,000, which was drawn down on July 8, 2014, providing partial financing of the suezmax tanker Euro, acquired on the same day. The loan is repayable in 12 consecutive semi-annual installments of $1,300 and a balloon payment of $23,400.

On August 22, 2014, the Company signed a new seven-year term bank loan for $38,800 relating to the pre and post delivery partial financing of one aframax tanker under construction. On August 26, 2014, an amount of $5,172 was drawdown to finance the second yard installment for the construction of the vessel. The loan is repayable in 14 consecutive semi-annual installments of $1,290 and a balloon payment of $20,740.

On August 22, 2014, the Company signed a new six-year term bank loan for up to $78,744 relating to the pre and post delivery partial financing of two aframax tankers under construction. On August 26, 2014, an amount of $10,344 was drawdown to finance the second yard installment for the construction of the vessels. The loan is repayable in 12 consecutive semi-annual installments of $2,335 and a balloon payment of $50,730.

On August 22, 2014, the Company signed a new six-year term bank loan for $39,954 relating to the pre and post delivery partial financing of one aframax tanker under construction. On August 26, 2014, an amount of $5,172 was drawdown to finance the second yard installment for the construction of the vessel. The loan is repayable in 12 consecutive semi-annual installments of $1,249 and a balloon of $24,971.

On September 29, 2014, the Company arranged a new term bank loan for the pre-delivery financing of the LNG carrier under construction. The facility amount is the lower of $52,195 or the 50% of the pre-delivery value of the vessel. The loan agreement was signed on October 16, 2014. An amount of $31,235 was drawdown on October 23, 2014,and an amount of $20,960 was drawn-down on March 5, 2015 (Note 16 (e)). The loan is repayable in a single installment due on the delivery date of the vessel.

All term bank loans, except for one which is paid in quarterly installments, and the one which is repayable on the delivery of the LNG carrier, are payable in U.S. Dollars in semi-annual installments, with balloon payments due at maturity between October 2016 and April 2024. Interest rates on the outstanding loans as at December 31, 2014 are based on LIBOR plus margin. At December 31, 2014, the interest rates on these term bank loans ranged from 1.73% to 3.98%.

The weighted-average interest rates on the above executed loans for the applicable periods were:

Year ended December 31, 2014	2.23%
Year ended December 31, 2013	2.49%
Year ended December 31, 2012	1.87%

Loan movements for credit facilities and term loans throughout 2014:

Loan	Origination Date	Original Amount	Balance at January 1, 2014	New Loans	Repaid	Balance at December 31, 2014
Credit facility	2005	220,000	121,090	—	13,135	107,955
Credit facility	2006	275,000	113,270	—	11,823	101,447
Credit facility1	2004	179,384	101,800	—	10,555	91,245
Credit facility	2005	220,000	65,598	—	6,600	58,998
Credit facility	2006	371,010	231,010	—	20,000	211,010
10-year term loan	2004	71,250	28,907	—	3,125	25,782
Credit facility	2006	70,000	31,250	—	4,375	26,875
Credit facility	2007	120,000	87,500	—	5,000	82,500
10-year term loan	2007	88,350	60,750	—	5,520	55,230
Credit facility	2007	82,000	56,700	—	4,600	52,100
10-year term loan	2009	38,600	26,812	—	2,234	24,578
8-year term loan	2009	40,000	27,500	—	820	26,680
12 year term loan	2009	40,000	31,250	—	2,500	28,750
10-year term loan	2010	39,000	29,900	—	2,600	27,300
7-year term loan	2010	70,000	56,080	—	4,640	51,440
10-year term loan	2010	43,924	34,271	—	3,218	31,053
9-year term loan	2010	42,100	34,300	—	2,600	31,700
10-year term loan	2011	48,000	40,000	—	3,200	36,800
9-year term loan	2011	48,650	42,163	—	3,243	38,920
8-year term loan	2012	73,600	71,300	—	4,600	66,700
8-year term loan	2011	73,600	71,147	—	4,907	66,240
7-year term loan	2013	18,000	17,700	—	1,200	16,500
7-year term loan	2014	42,000	—	42,000	—	42,000
6-year term loan	2014	193,239	—	25,610	—	25,610
6-year term loan	2014	39,000	—	39,000	—	39,000
7-year term loan	2014	38,800	—	5,172	—	5,172
6-year term loan	2014	78,744	—	10,344	—	10,344
6-year term loan	2014	39,954	—	5,172	—	5,172
19-month term loan	2014	52,195	—	31,235	—	31,235

Total			1,380,298	158,533	120,495	1,418,336

1 This credit facility includes a fixed interest rate portion amounting to $42,688 as at December 31, 2014.

The above revolving credit facilities and term bank loans are secured by first priority mortgages on all vessels, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant ship-owning subsidiaries.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted of $79,563 at December 31, 2014 and $78,144 at December 31, 2013, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. Three loan agreements require the Company to maintain throughout the security period, an aggregate credit balance in a deposit account of $3,250. Two loan agreements require a monthly pro rata transfer to a retention account of any principal due but unpaid.

At December 31, 2014, the Company and its wholly and majority owned subsidiaries were compliant with the original financial covenants in its loan agreements, including the leverage ratio and the value-to-loan requirements and all other terms and covenants, except in the case of the value-to-loan requirements in one of its loan agreements with an outstanding balance of $31,700 as of December 31, 2014 ($34,300 as of December 31, 2013). The value-to-loan ratio will be satisfied with the repayment of the next two scheduled semi-annual installments and therefore, no amount has been reclassified in the current liabilities at December 31, 2014.

The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding expected capital expenditure on dry-dockings and working capital. As of December 31, 2014, the Company’s working capital (non-restricted net current assets), amounted to a deficit of $49,817. Net cash flow generated from operations is the Company’s main source of liquidity whereas other management alternatives to ensure service of the Company’s commitments include, but are not limited to, the issuance of additional equity, re-negotiation of new-building commitments and utilization of suitable opportunities for asset sales, etc. Management believes, such alternatives along with current available cash holdings and cash expected to be generated from the operation of vessels, will be sufficient to meet the Company’s liquidity and working capital needs for a reasonable period of time.

The annual principal payments required to be made after December 31, 2014, are as follows:

Year	Amount
2015	228,492
2016	260,931
2017	188,313
2018	305,713
2019	159,459
2020 and thereafter	275,428

1,418,336